Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Summary of Gain on the Sale of Subsidiaries
Year ended December 31	2020	2019
Fair value of the consideration received and receivable:	$3,380	$51,927
Less:
Carrying amount of net assets sold	—	(22,015)
Transaction costs	—	(5,015)
Add: Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	1,449
Gain on sale of subsidiaries (income tax $nil)	$3,380	$26,346

Disclosure of Financial Performance and Cash Flow Information Explanatory

The net income from discontinued operations for the years ended December 31, 2019 and 2018 are presented below:

Year ended December 31	2019	2018
Revenues	$22,499	$22,741

Expenses
Cost of sales and other production expenses	11,347	12,295
Research and development expenses	5,926	6,808
Administration, selling and marketing expenses	3,387	2,084
Loss (gain) on foreign exchange	(64)	(15)
Finance costs	737	19
Net income before income taxes	$1,166	$1,550
Income tax expense (recovery):
Current	65	(382)
Deferred	(24)	—
Total income tax expense (recovery)	41	(382)
Net income from discontinued operations	$1,125	$1,932

The cash flows from the discontinued operations and the gain on sale of subsidiaries for the years ended December 31, 2020, 2019 and 2018 are presented in the following table:

Year ended December 31	2020	2019	2018
Cash flows from operating activities	$—	$6,327	$1,379
Cash flows used in financing activities	—	(866)	—
Cash flows from (used in) investing activities*	3,768	39,690	(1,752)
Cash generated (used) during the year	$3,768	$45,151	$(373)
Net effect of currency exchange rate on cash	—	54	41
Total cash generated (used) by discontinued operations	$3,768	$45,205	$(332)

*Cash flows from investing activities for the year ended December 31, 2020 include proceeds received from the sales of the discontinued operations business of $4,555, net of the transaction cost paid of $787. Cash flows from investing activities for the period ended December 31, 2019 include the proceeds from the sale of the discontinued operations business (net of the cash disposed) of $43,958 deduction made of the transaction costs paid of $4,228.

Summary of Carrying Amounts of Assets and Liabilities Sold

The carrying amounts of assets and liabilities sold on the date of the transaction are as follows:

Cash	$6,794
Accounts receivable	1,148
Inventories	8,313
Prepaids	236
Other long-term assets	48
Capital assets	8,483
Right-of-use assets	3,300
Intangible assets	370
Deferred tax assets	12
Total assets	$28,704
Accounts payable and accrued liabilities	2,163
Deferred revenue	370
Current portion of lease liabilities	809
Long-term portion of deferred revenues	87
Long-term portion of lease liabilities	3,260
Total liabilities	$6,689
Net assets sold	$22,015